Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Capital
CET1 capital	$ 70,970.0	$ 68,082.0
Tier 1 capital	78,139.0	74,005.0
Total capital	87,636.0	84,928.0
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	452,857.0	448,821.0
Market risk	30,617.0	27,374.0
Operational risk	72,133.0	70,047.0
Total RWA	$ 555,607.0	$ 546,242.0
Capital ratios and Leverage ratio
CET1 ratio	12.80%	12.50%
Tier 1 capital ratio	14.10%	13.50%
Total capital ratio	15.80%	15.50%
Leverage ratio	5.00%	4.80%
Leverage ratio exposure (billions)	$ 1,576.3	$ 1,552.9